Consolidated Statements of Operations and Total Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Gross revenue	$ 1,768,312	$ 1,223,492
Cost of revenue	(871,904)	(932,780)
Gross profit	896,408	290,712
Selling, general, administrative expenses	(8,736,478)	(7,842,673)
Research and development expense	(2,853,078)	(2,772,926)
Loss from operations	(10,693,148)	(10,324,887)
Other income (expense):
Interest and exchange income (expense)	27,072	13,129
Interest expense	(745,277)	(746,159)
Debt conversion cost	0	(724,623)
Loss on asset disposal	(19,144)	(15,116)
Gain on subsidary sale	1,245,712	0
Change in fair value of derivative	(1,289,985)	379,986
Total other income (expense)	(781,622)	(1,092,783)
Loss before income taxes	(11,474,770)	(11,417,670)
Income taxes	0	0
Net loss	(11,474,770)	(11,417,670)
Foreign currency translation adjustment	(23,455)	29,568
Total comprehensive loss	$ (11,498,225)	$ (11,388,102)
Net loss per share - basic and diluted (in dollars per share)	$ (0.17)	$ (0.25)
Weighted average number of shares outstanding - basic and diluted (in shares)	67,762,628	45,044,638